Unaudited Interim Carve-out Statements of Cash Flows (Predecessor) - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Cash flows from financing activities:
Cash and cash equivalents and restricted cash at end of period	$ 0
United Maritime Predecessor [Member]
Cash flows from operating activities:
Net loss	(725,450)	$ (84,141)
Adjustments to reconcile net loss to net cash (used in) / provided by operating activities:
Depreciation	387,764	375,273
Amortization of deferred dry-docking costs	239,743	156,924
Amortization of deferred finance charges	43,183	52,419
Changes in operating assets and liabilities:
Accounts receivable trade, net	70,000	(6,354)
Inventories	(17,669)	(51,316)
Prepaid expenses	(41,365)	2,548
Deferred charges, net and other long-term investments	(3,221,998)	0
Trade accounts and other payables	2,194,101	23,429
Accrued liabilities	675,188	65,174
Deferred revenue	(244,270)	(123,142)
Net cash (used in) / provided by operating activities	(640,773)	410,814
Cash flows from investing activities:
Vessel's improvements	(454,585)	0
Net cash (used in) / provided by investing activities	(454,585)	0
Cash flows from financing activities:
Parent investment, net	1,129,874	315,734
Repayments of long term debt	(550,000)	(400,000)
Net cash provided by / (used in) financing activities	579,874	(84,266)
Net (decrease) / increase in cash and cash equivalents and restricted cash	(515,484)	326,548
Cash and cash equivalents and restricted cash at beginning of period	765,484	406,008
Cash and cash equivalents and restricted cash at end of period	250,000	732,556
Cash paid during the period:
Interest	288,254	334,513
Noncash investing activities:
Vessel's improvements	$ (589,558)	$ 0